John Hancock Corporate Bond ETF Investment Strategy - John Hancock Corporate Bond ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds. These corporate bonds are investment-grade securities rated from AAA to BBB- by S&P Global Ratings (S&P) or by Fitch Ratings (Fitch) or from Aaa to Baa3 by Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical rating organization (NRSRO), or their unrated equivalents. For these purposes, corporate bonds include corporate debentures and other debt securities issued by corporations. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on average maturity. The manager focuses on bottom-up industry allocation and security selection in making investment decisions. When making industry allocations, the manager considers each industry’s place in the business cycle, forward looking trends and historical and technical factors before relative value decisions are made. The manager uses bottom-up fundamental research to find individual securities that appear comparatively undervalued. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. Under normal market conditions, the fund will not invest more than 5% of its net assets in derivatives transactions. Derivatives transactions include credit default swaps, foreign currency forward contracts, futures contracts, and options. The fund may engage in derivatives transactions to reduce risk and/or obtain efficient market exposure. The fund may trade securities actively. The fund may invest up to 20% of its net assets in investment-grade bank loans (including loan participations) and cash and cash equivalents. Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. The fund may invest in securities of foreign governments and corporations. The fund may invest up to 10% of its total assets in securities denominated in foreign currencies. Under normal market conditions, the fund will limit its investments in U.S. dollar-denominated foreign securities (excluding Canadian securities) to 30% of its total assets. The fund may invest in bonds issued by master limited partnerships. Due to the nature of certain of the fund’s investments, the fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities.